Stock-Based Compensation - Stock-based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 987,510	$ 608,199
Research and Development Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	188,886	77,965
General and Administrative Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 798,624	$ 530,234